Note 21 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options - December 31, 2020	2,190,125	$69.22
Granted	682,500	136.38
Exercised	(292,450)	49.38
Forfeited	(29,300)	80.15
Shares issuable under options - December 31, 2021	2,550,875	$89.34
Granted	837,500	95.69
Exercised	(305,125)	54.99
Forfeited	(30,250)	110.73
Shares issuable under options - December 31, 2022	3,053,000	$94.30	3.1	$25,723
Options exercisable - December 31, 2022	1,271,220	$83.31	2.1	$18,801

Stock Options Exercised [Table Text Block]
	Year ended December 31,
	2022	2021

Number of options exercised	305,125	292,450

Aggregate fair value	$41,528	$32,808
Intrinsic value	16,779	14,440
Amount of cash received	24,749	18,368

Tax benefit recognized	$754	$937

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	As at December 31,
	2022	2021

Risk free rate	4.2%	0.8%
Expected life in years	4.75	4.75
Expected volatility	41.2%	39.4%
Dividend yield	0.3%	0.2%

Weighted average fair value per option granted	$38.22	$46.12